ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2021	2020
Current:
Accounts payable	$1,360	$1,403
Accrued and other liabilities (1)	410	409
Lease liabilities	68	66
Financial liabilities (2)	126	400
Work in progress (3)	1,397	1,539
Provisions and decommissioning liabilities (4)	355	335
Total current	$3,716	$4,152
Non-current:
Accounts payable	$84	$79
Accrued and other liabilities (1)	520	750
Lease liabilities	401	440
Financial liabilities (2)	1,787	2,043
Work in progress (3)	1	23
Provisions and decommissioning liabilities (4)	682	761
Total non-current	$3,475	$4,096
____________________________________
(1)Includes post-employment benefits of $446 million ($14 million current and $432 million non-current) as at December 31, 2021 and $674 million ($16 million current and $658 million non-current) as at December 31, 2020. See Note 28 for additional information.
(2)Includes financial liabilities of $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 (2020: $1,847 million) related to the sale and leaseback of hospitals.
(3)See Note 15 for additional information.
(4)Decommissioning liabilities result primarily from the nuclear technology services operations of the company. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate of 1.9% (2020: 1.7%) and an inflation rate of 3.0% (2020: 3.0%).

Disclosure of other provisions
The following table presents the change in the provision balances for the company:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2020	$323	$104	$527	$954
Additional provisions recognized	—	19	148	167
Reduction arising from payments/derecognition	(3)	(16)	(155)	(174)
Accretion expenses	8	—	—	8
Change in discount rate	91	—	—	91
Change in other estimates	5	12	—	17
Transfers to held for sale	—	—	(9)	(9)
Net foreign currency exchange differences	3	4	35	42
Balance at December 31, 2020	$427	$123	$546	$1,096
Additional provisions recognized	—	39	151	190
Reduction arising from payments/derecognition	(8)	(35)	(137)	(180)
Accretion expenses	9	—	—	9
Change in discount rate	(30)	—	(7)	(37)
Change in other estimates	(10)	(14)	18	(6)
Net foreign currency exchange differences	(3)	(4)	(28)	(35)
Balance at December 31, 2021	$385	$109	$543	$1,037